Condensed financial information of the Company - Additional Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Due from affiliates	$ 14,641,366	$ 14,805,229
Other liabilities	69,493,602	72,910,425
Related Party [Member]
Condensed Financial Statements, Captions [Line Items]
Due from affiliates	14,641,366	14,805,230
Other liabilities	69,493,602	72,910,425
Parent Company | Related Party [Member] | XIN Development Group International Inc.
Condensed Financial Statements, Captions [Line Items]
Other receivables	116,656,089	116,656,089
Loan facility, maximum borrowing amount			$ 50,000,000
Stated rate			17.50%
Accrued interest	67,554,210	67,554,210
Parent Company | Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Other liabilities	336,597,872	338,802,242
Other receivables	49,101,879	49,101,879
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 852,921,640	$ 854,952,913